Catalyst/Princeton Hedged Income Fund

Class A: HIFAX Class C: HIFCX Class I: HIFIX

summary PROSPECTUS

NOVEMBER 1, 2015

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at http://catalystmutualfunds.com/literature_and_forms. You can also get this information at no cost by calling 1-866-447-4228, emailing info@CatalystMutualFunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, both dated November 1, 2015 are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

FUND SUMMARY: CATALYST/PRINCETON HEDGED INCOME FUND

Investment Objective: The Fund's primary investment objective is current income with a secondary objective of long-term capital appreciation with preservation of capital and low volatility.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund's prospectus entitled How to Buy Shares on page 202 and in the sections of the Fund's Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 105 and Waiver of Up-Front Sales Charge on Class A Shares on page 106.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	17.33%	17.33%	17.33%
Acquired Fund Fees and Expenses[1]	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	19.02%	19.77%	18.77%
Fee Waiver and/or Expense Reimbursement [2]	(17.28)%	(17.28)%	(17.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.74%	2.49%	1.49%

1Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Fund's advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses) at 1.30% through October 31, 2016. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor, by the advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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YEAR	Class A	Class C	Class I
1	$643	$252	$152
3	$3,879	$3,729	$3,521
5	$6,270	$6,254	$6,026
10	$9,865	$9,944	$9,827

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2015 was 460% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in fixed income securities including floating rate bank loans; agency and non-agency mortgage backed securities; asset backed securities; corporate bonds; debt securities of the U.S. and foreign governments and their agencies, certificates of deposit and other money market instruments. The Fund intends to invest at least 40% of its net assets in floating rate securities and will not invest more than 60% of its net assets in one fixed income asset class. While there are no restrictions on individual security maturity, the bonds in the Fund's portfolio will generally have an average maturity of six years or less. The Fund does not limit its investments to a particular credit quality and can invest without limit in securities rated below investment grade (commonly referred to as "junk bonds"). Below investment grade debt are those rated below Baa3 by Moody's Investor Services or equivalently by another nationally recognized statistical rating organization. The Fund may invest in securities issued by companies of any market capitalization and may invest up to 15% of its net assets in foreign securities (including those of emerging markets).

The Fund will attempt to hedge risks by actively shorting instruments linked to various indices and invest in various derivative instruments, including options and swaps, to manage short term market volatility risk, credit risk and interest rate risk. The Fund may also leverage its portfolio, through borrowing, to improve the portfolio's overall yield based on market conditions in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).

Princeton Advisory Group, Inc., the sub-advisor of the Fund (the "Sub-Advisor"), selects securities for inclusion in the Fund's portfolio and actively monitors the Fund's investments based on both qualitative and quantitative analysis. The Sub-Advisor uses a top down process to select fixed income asset classes and industries that it believes offer the best risk/return opportunity based on domestic and global macroeconomic outlook. This process is followed by a bottom up credit process to select investments that it believes will offer the highest risk adjusted return. Each investment is re-evaluated in order to determine whether any changes in the original investment thesis have occurred that would warrant adjusting or selling the position.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

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Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Credit Risk. Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Demand for Loans Risk. An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Fund and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in a Fund's portfolio, which could cause the Fund's net asset value to decline.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities..

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

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In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund's investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Hedging Risk. Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Interest Rate Risk for Floating Rate Debt. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund's shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Leverage Risk The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Limited History of Operations Risk. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Limited Secondary Market for Floating Rate Loans Risk. Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

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Liquidity for Floating Rate Loan Funds Risk. If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund's manager might wish to sell, thereby having the effect of decreasing the Fund's overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Prepayment and Extension Risk. Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected. Both prepayment and extension risks may impact the Fund's profits and/or require it to pay higher yields than were expected.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Mid Capitalization Stock Risk. To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

Valuation of Loans Risk. The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans.

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Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Advisor deems it advisable to do so.

Performance:

Because the Fund does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund's website at www.CatalystMF.com.

Advisor: Catalyst Capital Advisors LLC (the "Advisor") is the Fund's investment advisor.

Sub-Advisor: Princeton Advisory Group, Inc. (“Princeton”) is the Fund's investment sub-advisor.

Portfolio Manager: Munish Sood, Chief Executive Officer and Chief Investment Officer of Princeton, serves as the Fund's Portfolio Manager and is primarily responsible for the day to day management of the Fund's portfolio. He has served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares: The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary to the Fund or the Transfer Agent and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.